6. Intangible Assets: Patents (Policies)	6 Months Ended
Mar. 31, 2013
Policies
Patents

Patents

The following is a summary of capitalized patent costs:

March 31, 2013
Patent costs	939,535
Amortization	(404,589)
Patents	$534,946

Amortization charged to operations for the three months ended March 31, 2013 and 2012 totaled $33,555 and $32,230, respectively Amortization charged to operations for the six months ended March 31, 2013 and 2012 totaled $67,110 and $64,306, respectively.

A schedule of amortization expense over the estimated life of the patents is as follows:

Year Ending December 31,
2013	$134,219
2014	134,219
2015	134,219
2016	118,754
2017	13,535
$534,946

In January 2011, the Company was issued US Patent 7,865,181 “Searching for mobile content” and US Patent 7,865,182 “Over the air provisioning of mobile device settings.” The costs associated with these patents, totaling $29,254, are being amortized over the patent’s estimated useful life of 7 years.

In September 2011, the Company was issued US Patent 8,015,307 “System and method for streaming media.” The costs associated with these patents totaling $8,115 are being amortized over the patent’s estimated useful life of 7 years.

In October 2011, the Company was issued US Patent 8,041,341 “System of providing information to a telephony subscriber.” The costs associated with this patents totaling $22,940 are included above and are being amortized over the patent’s estimated useful life of 7 years.